Deferred Sales Commissions, Net (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Sales Commissions, Net [Abstract]
Components of deferred sales commissions
The components of deferred sales commissions, net for the years ended December 31, 2012 and 2011 were as follows (excluding amounts related to fully amortized deferred sales commisions):

	December 31,(1)
	2012	2011
	(in thousands)

Carrying amount of deferred sales commissions	$758,127	$660,735
Less: Accumulated amortization	(475,032)	(434,770)
Cumulative CDSC received	(187,665)	(165,966)
Deferred sales commissions, net	$95,430	$59,999

Expected amortization of deferred sales commissions
Amortization expense was $40.3 million, $37.7 million and $47.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. Estimated future amortization expense related to the December 31, 2012 net asset balance, assuming no additional CDSC is received in future periods, is as follows (in thousands):

2013	$39,560
2014	25,760
2015	20,179
2016	9,312
2017	541
2018	78
$95,430